Note 4 (Tables)	12 Months Ended
Dec. 31, 2022
Shareholder Remuneration System [Abstract]
Available amount for interim dividend payments [Table Text Block]
The forecasted financial statement, drawn up in compliance with the applicable legal requirements, which evidenced the existence of sufficient liquidity to distribute the abovementioned amount approved by the Board of Directors of BBVA on September 28, 2022 was the following:

Available amount for interim dividend payments (Millions of Euros)
August 31, 2022
Profit of BBVA, S.A., after the provision for income tax	2,828
Maximum amount distributable	2,828
Amount of proposed interim dividend	724
BBVA cash balance available to the date	46,768

Allocation of earnings [Table Text Block]
Proposal on allocation of earnings of BBVA, S.A. for 2022
Below is included a breakdown of the distribution of the Bank´s earnings for financial year 2022, which the Board of Directors will submit to the Annual General Meeting for approval.

Allocation of earnings (Millions of Euros)
2022
Profit (loss) for the year	4,816
Distribution
Interim dividends	724
Final dividend	1,869
Reserves / Accumulated gains	2,223